DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITY (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Summary of Gains and Losses on Derivative Instruments

The following table summarizes the gains and losses on the company’s derivative instruments for the years ended December 31, 2017, 2016, and 2015.

	Gain (loss) recognized in OCI			Location of gain (loss) in	Gain (loss) reclassified from AOCI into income
(in millions)	2017	2016	2015	income statement	2017	2016	2015
Cash flow hedges
Interest rate contracts	$(3)	$—	$—	Other (income) expense, net	$—	$9	$—
Foreign exchange contracts	—	—	(1)	Net sales	—	—	—
Foreign exchange contracts	(24)	1	4	Cost of sales	(8)	(3)	47
Net investment hedge	(79)	—	—	Other (income) expense, net	—	—	—
Total	$(106)	$1	$3		$(8)	$6	$47

	Location of gain (loss) in income statement	Gain (loss) recognized in income
(in millions)		2017	2016	2015
Fair value hedges
Interest rate contracts	Net interest expense	$(3)	$9	$(43)
Undesignated derivative instruments
Foreign exchange contracts	Other (income) expense, net	$(20)	$4	$(13)

Net of Tax Activity in Accumulated Other Comprehensive Income Related to Cash Flow Hedges

The following table summarizes net-of-tax activity in AOCI, a component of shareholders’ equity, related to the company’s cash flow hedges.

as of and for the years ended December 31 (in millions)	2017	2016	2015
Accumulated other comprehensive income (loss) balance at beginning of year	$3	$7	$34
(Loss) gain in fair value of derivatives during the year	(18)	1	4
Amount reclassified to earnings during the year	5	(5)	(31)
Accumulated other comprehensive income balance at end of year	(10)	$3	$7

Classification and Fair Value Amounts of Derivative Instruments

The following table summarizes the classification and fair value amounts of derivative instruments reported in the consolidated balance sheet as of December 31, 2017.

	Derivatives in asset positions		Derivatives in liability positions
(in millions)	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivative instruments designated as hedges
Interest rate contracts	Other long-term assets	4	Other long-term liabilities	—
Foreign exchange contracts	Prepaid expenses and other	14	Accounts payable and accrued liabilities	3
Total derivative instruments designated as hedges		$18		$3
Undesignated derivative instruments
Foreign exchange contracts	Prepaid expenses and other	$1	Accounts payable and accrued liabilities	$1
Total derivative instruments		$19		$4

The following table summarizes the classification and fair value amounts of derivative instruments reported in the consolidated balance sheet as of December 31, 2016.

	Derivatives in asset positions		Derivatives in liability positions
(in millions)	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivative instruments designated as hedges
Interest rate contracts	Other long-term assets	$7	Other long-term liabilities	$—
Foreign exchange contracts	Prepaid expenses and other	22	Accounts payable and accrued liabilities	1
Total derivative instruments designated as hedges		$29		$1
Undesignated derivative instruments
Foreign exchange contracts	Prepaid expenses and other	$1	Accounts payable and accrued liabilities	$2
Total derivative instruments		$30		$3

Derivative Positions Presented on Net Basis

The following table provides information on the company’s derivative positions as if they were presented on a net basis, allowing for the right of offset by counterparty.

	December 31, 2017		December 31, 2016
(in millions)	Asset	Liability	Asset	Liability
Gross amounts recognized in the consolidated balance sheet	$19	$4	$30	$3
Gross amount subject to offset in master netting arrangements not offset in the consolidated balance sheet	(4)	(4)	(3)	(3)
Total	$15	$—	$27	$—